Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Schedule of outstanding common shares

	December 31, 2025		December 31, 2024
	Number of	Amount	Number of	Amount
For the years ended,	shares	($)	Shares	($)
Common shares outstanding, beginning of year	42,913,463	$26,046,222	43,038,463	$26,046,222
Repurchase of common shares	—	—	(125,000)	—
Contributed capital from net equity raise	4,569,770	22,820,892	—	—
Shares issued on exercise of stock options (Note 7a)	3,443,399	1,428,375	—	—
Spin-Out of 1554997 BC Ltd.	—	(13,751,289)	—	—
Return of capital	—	(1,072,837)	—	—
	50,926,632	$35,471,363	42,913,463	$26,046,222